Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share-based payments reserve [Member]	Foreign currency translation reserve [Member]	Total reserves [Member]	Accumulated losses [Member]
Beginning Balance at Dec. 31, 2018	$ 146,916	$ 3,420	$ 314,565	$ 13,347	$ (489)	$ 12,858	$ (183,927)
Loss for the year	(108,790)	0	0	0	0	0	(108,790)
Other comprehensive income (loss)	(4,694)	0	0	0	0	0	(4,694)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(113,484)	0	0	0	0	0	(113,484)
Issuance of shares - EIP 2013	21	21	2,696	(2,696)	0	(2,696)	0
Issuance of shares - ATM program	3,554	56	3,498	0	0	0	0
Share issuance costs	(130)	0	(130)	0	0	0	0
Exercise of stock-options - EIP 2017	194	2	326	(134)	0	(134)	0
Share-based remuneration	11,884	0	0	11,884	0	11,884	0
Ending Balance at Dec. 31, 2019	48,955	3,499	320,955	22,401	(489)	21,912	(297,411)
Loss for the year	(82,966)	0	0	0	0	0	(82,966)
Other comprehensive income (loss)	982	0	0	0	0	0	982
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(81,984)	0	0	0	0	0	(81,984)
Issuance of shares - EIP 2013	15	15	2,065	(2,065)	0	(2,065)	0
Issuance of shares - Underwritten offering	19,999	591	19,408	0	0	0	0
Issuance of shares - ATM program	16,906	469	16,437	0	0	0	0
Share issuance costs	(2,043)	0	(2,043)	0	0	0	0
Share-based remuneration	6,506	0	0	6,506	0	6,506	0
Ending Balance at Dec. 31, 2020	8,354	4,574	356,822	26,842	(489)	26,353	(379,395)
Loss for the year	(58,377)	0	0	0	0	0	(58,377)
Other comprehensive income (loss)	796	0	0	0	0	0	796
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(57,581)	0	0	0	0	0	(57,581)
Issuance of shares - ATM program	53,687	1,360	52,327	0	0	0	0
Share issuance costs			(81)
Share issuance costs - ATM program	(1,959)	0	(1,959)	0	0	0	0
Value of the conversion rights - convertible notes	22	0	22	0	0	0	0
Reclassification of Warrants	1,856	0	1,856	0	0	0	0
Exercise of warrants	22,117	555	21,562	0	0	0	0
Share-based remuneration	5,843	0	0	5,843	0	5,843	0
Ending Balance at Dec. 31, 2021	$ 32,339	$ 6,489	$ 430,630	$ 32,685	$ (489)	$ 32,196	$ (436,976)